Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Subscription receivable	Receivables due from shareholder	Additional paid-in capital	Statutory reserve	Accumulated earnings/ (deficits)	Accumulated Other Comprehensive Income (Loss)	Total EZGO’s shareholders’ equity	Non-controlling interest	Total
Balance at Sep. 30, 2019	$ 7,800	$ (7,800)	$ (4,835,920)	$ 12,078,058	$ 187,973	$ 1,453,325	$ (656,657)	$ 8,226,779	$ 4,104,206	$ 12,330,985
Balance (in Shares) at Sep. 30, 2019	7,800,000
Net income (loss)						147,174		147,174	129,748	276,922
Receivable from a shareholder			98,399					98,399		98,399
Appropriation to statutory reserve					24,869	(24,869)
Foreign currency translation adjustment							397,110	397,110	41,729	438,839
Balance at Sep. 30, 2020	$ 7,800	(7,800)	(4,737,521)	12,078,058	212,842	1,575,630	(259,547)	8,869,462	4,275,683	13,145,145
Balance (in Shares) at Sep. 30, 2020	7,800,000
Issued shares of Ordinary shares, net of offering cost	$ 5,827			20,181,990				20,187,817		20,187,817
Issued shares of Ordinary shares, net of offering cost (in Shares)	5,826,891
Change in fair value of available-for-sale debt investments							58,461	58,461		58,461
Net income (loss)						(2,978,673)		(2,978,673)	(434,971)	(3,413,644)
Receivable from a shareholder			1,585,342					1,585,342		1,585,342
Appropriation to statutory reserve					20,571	(20,571)
Foreign currency translation adjustment							795,593	795,593	177,786	973,379
Balance at Sep. 30, 2021	$ 13,627	(7,800)	(3,152,179)	32,260,048	233,413	(1,423,614)	594,507	28,518,002	4,018,498	32,536,500
Balance (in Shares) at Sep. 30, 2021	13,626,891
Change in fair value of available-for-sale debt investments							(58,461)	(58,461)		(58,461)
Shareholders’ contribution	$ 10,000			7,990,000				8,000,000		8,000,000
Shareholders’ contribution (in Shares)	10,000,000
Vesting of restricted shares award	$ 587			440,038				440,625		440,625
Vesting of restricted shares award (in Shares)	587,500
Net income (loss)						(6,463,798)		(6,463,798)	(1,005,032)	(7,468,830)
Receivable from a shareholder			3,053,388					3,053,388		3,053,388
Appropriation to statutory reserve					209	(209)
Foreign currency translation adjustment							(2,851,841)	(2,851,841)	(112,002)	(2,963,843)
Balance at Sep. 30, 2022	$ 24,214	$ (7,800)	$ (98,791)	$ 40,690,086	$ 233,622	$ (7,887,621)	$ (2,315,795)	$ 30,637,915	$ 2,901,464	$ 33,539,379
Balance (in Shares) at Sep. 30, 2022	24,214,391